Income Taxes - Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. income before tax			$ 502	$ 435	$ 48
Foreign income before tax			196	138	148
Income before income taxes	$ 540	$ 317	$ 698	$ 573	$ 196